Fees Summary	Jun. 18, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 233,000,000
Total Fee Amount	32,177.3
Total Offset Amount	0.00	[1]
Net Fee	$ 32,177.3
Offset Table N/A

[1]	(3) There are no fee offsets